                            MFS(R) NEW DISCOVERY FUND

            Supplement dated January 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

Average Annual Total Returns as of December 31, 1998

                                                     1 Year          Life*
     Class I shares                                  20.18%          29.63%
     Russell 2000 Total Return Index#+               (2.55)%         9.20%
     Standard & Poor's 500 Composite Index##+        28.58%          30.95%
     Average small cap fund++                        (0.23)%         9.81%
---------------------------------
* Fund performance figures are for the period from the commencement of the Fund's investment operations on January 2, 1997, through December 31, 1998. Index and Lipper average returns are from January 1, 1997.

# The Russell 2000 Total Return Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotation System.

## The Standard & Poor's 500 Composite Index is a broad based unmanaged but commonly used measure of common stock total return performance. It is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

+    Source:  Standard & Poor's Micropal.

++   Source:  Lipper Analytical Services, Inc.

The fund commenced investment operations on January 2, 1997, with the offering of class A shares and class I shares.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees..................................................  0.90%
     Distribution and Service (12b-1) Fees............................  0.00%
     Other Expenses(1)................................................  0.32%
                                                                        -----
     Total Annual Fund Operating Expenses.............................  1.22%
          Expense Reimbursement(1).................................... (0.01)%
                                                                       -------
          Net Expenses(2).............................................  1.21%
-----------------------
(1) MFS has contractually agreed to bear the fund's expenses subject to reimbursement, such that "Other Expenses", after taking into account the expense offset arrangement described below, do not exceed 0.25%. These contractual fee arrangements will continue until at least January 1, 2001, absent an earlier modification approved by the board of trustees which oversees the fund.

(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Net Expenses" would be lower, and would equal 1.20% for class I.

Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the timer periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Operating Expenses" for subsequent years (see Expense Table).

The table is supplemented as follows:

     Share Class     Year 1      Year 3       Year 5      Year 10
     -----------     ------      ------       ------      -------

     Class I shares   $123        $386         $669       $1,476

3.   DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

     MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

     Financial Statements - Class I Shares

                                                                            Year Ended August 31,            Period Ended
                                                                           1999             1998           August 31, 1997*
                                                                           ----             ----           ----------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                     $ 10.70         $ 13.08              $ 10.00
                                                                          -------         -------              -------
Income from investment operations# -
   Net investment income (loss)ss.                                        $ (0.11)        $ (0.03)             $  1.01
   Net realized and unrealized gain (loss) on investments
     and foreign currency                                                    4.27           (0.40)                2.07
                                                                          -------         --------             -------
       Total from investment operations                                   $  4.16         $ (0.43)             $  3.08
                                                                          -------         --------             -------
Less distributions declared to shareholders -
   From net investment income                                             $   --          $ (0.72)             $   --
   From net realized gain on investments and foreign
     currency transactions                                                  (0.15)          (1.23)                 --
                                                                          --------        --------             -----
     Total distributions declared to shareholders                         $ (0.15)        $ (1.95)             $   --
                                                                          --------        --------             ------
Net asset value - end of period                                           $ 14.71         $ 10.70              $ 13.08
                                                                          -------         -------              -------
Total return                                                                39.06%          (4.50)%              30.80%++
Ratios (to average net assets)/Supplemental datass.:
   Expenses##                                                                1.16%           1.18%                1.54%+
   Net investment income (loss)                                             (0.77)%         (0.21)%              12.65%+
Portfolio turnover                                                           104%             196%                 887%
Net assets at end of period (000 omitted)                                  $9,973          $3,321                 $1,494

ss. Subject to reimbursement by the fund, the investment adviser voluntarily agreed to maintain the expenses of the fund, exclusive of management fees, at not more than 0.25% of average daily net assets, effective November 1, 1997. Prior to November 1, 1997, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund at not more than 1.50% of the fund's average daily net assets, and the investment adviser and shareholder servicing agent did not impose any of their fees. In addition, to the extent actual expenses were over this limitation and the waivers had not been in place for the periods indicated, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                     $ (0.12)        $ (0.03)             $  0.92
Ratios (to average net assets):
   Expenses##                                                                1.22%           1.28%                2.52%+
   Net investment income (loss)                                             (0.83)%         (0.31)%              11.63%+


* For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 1997.

+    Annualized.

++   Not annualized.

#    Per share data are based on average shares outstanding.

## The fund has an expense offset arrangement which reduces the fund's custodian fees based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.

    The date of this Supplement is January 1, 2000 as revised July 21, 2000.

                     MFS(R) RESEARCH GROWTH AND INCOME FUND

            Supplement dated January 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

Average Annual Total Returns as of December 31, 1998

                                                     1 Year       Life*
     Class I shares                                  22.34%       26.18%
     Standard & Poor's 500 Composite Index#+         28.58%       28.23%
     Average growth and income fund++                15.80%       21.37%
-------------------------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on January 2, 1996, through December 31, 1998. Index and Lipper average returns are from January 1, 1996.

# The Standard & Poor's 500 Composite Index is a broad based unmanaged but commonly used measure of common stock total return performance. It is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

+    Source:  Standard & Poor's Micropal.

++   Source:  Lipper Analytical Services, Inc.

The fund commenced investment operations on January 2, 1996, with the offering of class A shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the Fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, the blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

     Management Fees...................................................  0.65%
     Distribution and Service (12b-1) Fees.............................  0.00%
     Other Expenses(1).................................................  0.33%
                                                                         -----
     Total Annual Fund Operating Expenses..............................  0.98%
-----------------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be lower, and would equal 0.97% for class I.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

         The table is supplemented as follows:

         Share Class      Year 1        Year 3        Year 5      Year 10
         -----------      ------        ------        ------      -------
      Class I shares       $100          $312          $542       $1,201

3.   DESCRIPTION OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                           Year Ended August 31,            Period Ended
                                                                           1999             1998          August 31, 1997*
                                                                           ----             ----          ----------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                      $ 14.47         $ 14.16             $ 12.01
                                                                           -------         -------             -------
Income from investment operations# -
    Net investment incomess.                                              $   0.09        $   0.13            $   0.08
    Net realized and unrealized gain on investments and
      foreign currency                                                        4.05            0.78                2.11
                                                                         ---------        --------            --------
        Total from investment operations                                  $   4.14       $    0.91           $    2.19
                                                                          --------       ---------           ---------
Less distributions declared to shareholders -
    From net investment income                                            $  (0.06)      $   (0.03)          $   (0.02)
    From net realized gain on investments and foreign
      currency transactions                                                  (0.62)          (0.57)              --
    In excess of net investment income                                       --              --                  (0.02)
                                                                             --              --              ----------
      Total distributions declared to shareholders                        $  (0.68)      $   (0.60)          $   (0.04)
                                                                          ---------      ----------          ----------
Net asset value - end of period                                            $ 17.93        $  14.47            $  14.16
                                                                           -------        --------            --------
Total return                                                                 28.95%           6.62%              19.01%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                0.98%           1.05%               1.19%+
    Net investment income                                                     0.56%           0.80%               0.87%+
Portfolio turnover                                                              96%            101%                 106%
Net assets at end of period (000 omittted)                                    $742          $1,011                 $825

* For the period from the inception of Class I, January 2, 1997, through August 31, 1997.

+    Annualized.

++   Not annualized.

#    Per share data are based on average shares outstanding.

## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.

ss. For the period ended August 31, 1997, subject to reimbursement by the Fund, the investment adviser voluntarily agreed to maintain the expenses of the fund, exclusive of management fees, at not more than 0.60% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

Net investment income                                                                                           $ 0.08
Ratios (to average net assets):
Expenses##                                                                                                        1.22%+
Net investment income                                                                                             0.83%+

    The date of this Supplement is January 1, 2000 as revised July 21, 2000.

                            MFS(R) EQUITY INCOME FUND

            Supplement dated January 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

Average Annual Total Returns as of December 31, 1998

                                                       1 Year      Life*
      Class I shares                                  17.66%       25.71%
      Standard & Poor's 500 Composite Index#+         28.58%       28.23%
      Average equity income fund++                    11.90%       19.07%
------------------------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on January 2, 1996, through December 31, 1998. Index and Lipper average returns are from January 1, 1996.

# The Standard & Poor's 500 Composite Index is a broad based unmanaged but commonly used measure of common stock total return performance. It is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

+      Source:  Standard & Poor's Micropal.

++     Source:  Lipper Analytical Services, Inc.

The fund commenced investment operations on January 2, 1996, with the offering of class A shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the Fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, the blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

       Management Fees....................................              0.60%
       Distribution and Service (12b-1) Fees..............              0.00%
       Other Expenses(1)..................................              0.41%
                                                                        -----
       Total Annual Fund Operating Expenses...............              1.01%
-----------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be lower, and would equal 1.00% for class I.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods.

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

The table is supplemented as follows:

       Share Class       Year 1      Year 3       Year 5      Year 10
       -----------       ------      ------       ------      -------

    Class I shares        $103        $322         $558       $1,236

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Highlights - Class I Shares

                                                                          Year Ended          Year Ended         Period Ended
Equity Income Fund                                                      August 31, 1999     August 31, 1998    August 31, 1997*
                                                                        ---------------     ---------------    ----------------

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                      $ 14.22              $ 14.81            $ 12.20
                                                                           -------              -------            -------
Income from investment operations# -
    Net investment incomess.                                              $   0.31             $   0.24           $   0.15
    Net realized and unrealized gain on investments and
      foreign currency###                                                     3.20                 1.09               2.46
                                                                         ---------            ---------          ---------
         Total from investment operations                                 $   3.51             $   1.33           $   2.61
                                                                          --------             --------           --------
Less distributions declared to shareholders -
    From net investment income                                            $  (0.27)            $  (0.21)           $   --
    From net realized gain on investments and foreign
      currency transactions                                                  (0.22)               (1.71)               --
                                                                         ----------           ----------            -----
         Total distributions declared to shareholders                     $  (0.49)            $  (1.92)           $   --
                                                                          ---------            ---------           ------
Net asset value - end of period                                            $ 17.24              $ 14.22            $ 14.81
                                                                           -------              -------            -------
Total return                                                                 24.97%                9.83%             21.39%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                1.01%                1.19%              1.54%+
    Net investment income                                                     1.85%                1.57%              1.51%+
Portfolio turnover                                                              97%                 89%                118%
Net assets at end of period (000 omitted)                                   $3,413                 $999               $964


ss. Effective November 1, 1997, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management, distribution and service fees, at not more that 0.40% of average daily net assets. Prior to November 1, 1997, subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management, distribution, and service fees, at not more than 1.50% of average daily net assets. To the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

Net investment income                                                      $  0.31              $  0.12            $  0.03
Ratios (to average net assets):
    Expenses##                                                                1.01%                1.93%              2.67%+
    Net investment income                                                     0.85%                0.82%              0.35%+

* For the period from the inception of class I, January 2, 1997, through August 31, 1997.

+    Annualized.

++   Not annualized.

#    Per share data are based on average shares outstanding.

## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement. ### The per share amount is not in accordance with the net realized and unrealized gain
     (loss) for the year ended August 31, 1998 because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.


    The date of this supplement is January 1, 2000 as revised July 21, 2000.

                       MFS(R) RESEARCH INTERNATIONAL FUND

            Supplement dated January 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

Average Annual Total Returns as of December 31, 1998

                                                                                                    1 Year       Life*
    Class I shares                                                                                  14.44%     12.30%
    Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index#+          20.33%     10.82%
    Average international fund++                                                                    12.99%      9.10%

-------------------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on January 2, 1997, through December 31, 1998. Index and Lipper average returns are from January 1, 1997.

# The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a broad based, unmanaged, market-capitalization-weighted total return index which measures the performance of 20 developed-country global stock markets.

+      Source:  Standard & Poor's Micropal.

++     Source:  Lipper Analytical Services, Inc.

The fund commenced investment operations on January 2, 1997, with the offering of class A shares and class I shares.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

      Management Fees.......................................       1.00%
      Distribution and Service (12b-1) Fees.................       0.00%
      Other Expenses........................................       1.15%
                                                                   -----
      Total Annual Fund Operating Expenses..................       2.15%
          Expense Reimbursement(1)..........................      (0.73)%
                                                                  -------
          Net Expenses(2)...................................       1.42%
-----------------------
(1) MFS has contractually agreed to bear the fund's expenses subject to reimbursement, such that "Other Expenses", after taking into account the expense offset arrangement described below, do not exceed 0.40%. These contractual fee arrangements will continue until at least January 1, 2001, absent an earlier modification approved by the board of trustees which oversees the fund.

(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Net Expenses" would be lower, and would equal 1.40% for class I.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see Expense Table).

The table is supplemented as follows:

   Share Class        Year 1      Year 3     Year 5       Year 10
   -----------        ------      ------     ------       -------

   Class I shares      $145        $603      $1,087       $2,425

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                            Year Ended August 31,            Period Ended
                                                                           1999             1998           August 31, 1997*
                                                                           ----             ----           ----------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                     $ 10.26          $ 10.95             $ 10.00
                                                                          -------          -------             -------
Income from investment operations# -
    Net investment incomess.                                             $   0.05         $   0.06            $   0.07
    Net realized and unrealized gain on investments and
       foreign currency                                                      2.42             0.34                0.88
                                                                        ---------         --------            --------
           Total from investment operations                              $   2.47         $   0.40            $   0.95
                                                                         --------         --------            --------
Less distributions declared to shareholders -
    From net investment income                                           $  (0.02)        $  (0.05)            $   --
    From net realized gain on investments and foreign
       currency transactions                                                (0.16)           (1.04)                --
                                                                            ------       ----------            ------
       Total distributions declared to shareholders                      $  (0.18)        $  (1.09)            $   --
                                                                         ---------        ---------            ------
Net asset value - end of period                                           $ 12.55          $ 10.26             $ 10.95
                                                                          -------          -------             -------
Total return                                                                24.08%            4.13%               9.60%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                               1.37%            1.40%               1.68%+
    Net investment income                                                    0.47%            0.53%               0.85%+
Portfolio turnover                                                            136%              89%               137%
Net assets at end of period (000 omitted)                                  $1,047           $1,199              $1,022

ss. Subject to reimbursement by the fund, the investment adviser voluntarily agreed to maintain the expenses of the fund, exclusive of management fees, at not more than 0.40% of average daily net assets. For the period ended August 31, 1997, the investment adviser agreed to maintain the expenses of the fund at not more than 1.75% of the fund's average daily net assets. The investment adviser and shareholder servicing agent did not impose any of their fees for the period ended August 31, 1997. If these fees had not been waived and actual expenses had been over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $  (0.03)        $  (0.15)              $  --
Ratios (to average net assets):
     Expenses##                                                              2.10%            3.55%               2.81%+
     Net investment loss                                                    (0.26)%          (1.61)%             (0.28)% +

* For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 1997.

+    Annualized.

++   Not Annualized.

#    Per share data are based on average shares outstanding.

## The fund has an expense offset arrangement which reduces the fund's custodian fees based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.

    The date of this Supplement is January 1, 2000 as revised July 21, 2000.

                          MFS(R) STRATEGIC GROWTH FUND

            Supplement dated January 1, 2000 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated January 1, 2000. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

Average Annual Total Returns as of December 31, 1998

                                                      1 Year         Life*
      Class I shares                                  45.72%         46.15%
      Standard & Poor's 500 Composite Index#+         28.58%         28.23%
      Average growth fund++                           23.42%         22.24%
--------------

* Fund performance figures are for the period from the commencement of the fund's investment operations on January 2, 1996, through December 31, 1998. Index and Lipper average returns are from January 1, 1996.

# The Standard & Poor's 500 Composite Index is a broad based unmanaged but commonly used measure of common stock total return performance. It is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

+      Source:  Standard & Poor's Micropal.

++     Source:  Lipper Analytical Services, Inc.

The fund commenced investment operations on January 2, 1996, with the offering of class A shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, the blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:


Annual Fund Operating Expenses (expenses that are deducted from fund assets)

      Management Fees.......................................            0.75%
      Distribution and Service (12b-1) Fees.................            0.00%
      Other Expenses(1).....................................            0.28%
                                                                        -----
      Total Annual Fund Operating Expenses..................            1.03%
-----------------------

(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" would be lower.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

The table is supplemented as follows:

         Share Class     Year 1       Year 3       Year 5       Year 10
         -----------     ------       ------       ------       -------

      Class I shares      $105         $328         $569        $1,259

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                              Year Ended          Year Ended         Period Ended
                                                                                8/31/99            8/31/98             8/31/97*
                                                                                -------            -------             --------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                          $ 18.85             $ 16.80             $ 12.08
                                                                               -------             -------             -------
Income from Investment Operations# -
Net investment lossss.                                                        $  (0.08)           $  (0.08)           $  (0.04)
Net realized and unrealized gain on investments and foreign currency             10.34                2.31                4.76
                                                                              --------           ---------            --------
       Total from investment operations                                        $ 10.26            $   2.23            $   4.72
                                                                               -------            --------            --------
Less distributions declared to shareholders from net realized
    gain on investments and foreign currency transactions                     $  (0.75)           $  (0.18)              --
                                                                              ---------
Net asset value - end of period                                                $ 28.36             $ 18.85             $ 16.80
                                                                               -------             -------             -------
Total return                                                                     55.08%              13.32%              39.24%++
Ratios (to average net assets)/Supplemental datass. -
    Expenses##                                                                    1.03%               1.08%               0.94%+
    Net investment loss                                                          (0.34)%             (0.37)%             (0.40)% +
Portfolio turnover                                                                 112%                 56%                 82%
Net assets at end of period (000 omitted)                                      $24,849             $18,335             $13,462

----------------------------------------

ss. Subject to reimbursement by the fund, the Adviser voluntarily agreed to maintain expenses of the fund, exclusive of management fees, at not more than 0.50% per annum of average daily net assets effective April 14, 1997 through August 31, 1997. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

Net investment loss                                                            $   --               $   --              $(0.06)
Ratios (to average net assets):
    Expenses##                                                                     --                   --                1.14%+
    Net Investment loss                                                            --                   --               (0.60)% +

* For the period from the inception of class I shares, January 2, 1997, through August 31, 1997.

+    Annualized.

++   Not annualized.

#    Per share data are based on average shares outstanding.

## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.



    The date of this Supplement is January 1, 2000 as revised July 21, 2000.